Stock Options and Warrants - Warrants Issued with Common Stock - Additional Information (Detail) - $ / shares	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,500,000	3,333,333	5,000,000	10,125,000
Warrants outstanding converted into common stock					2,500,000	5,062,500	127,508,118	45,650,654
Warrants exercisable price					$ 0.20	$ 0.20			$ 0.25	$ 0.80
Warrant term					5 years	5 years
Co-Chairman and Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding converted into common stock					250,000
Warrant term					5 years